The Company, basis of presentation and significant accounting policies - Concentration of risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. Medicare and Medicaid
Concentration of Risk
Percentage of revenues which were earned and subject to regulations	27.00%	32.00%	33.00%